Loans Payable (Tables)	12 Months Ended
Mar. 31, 2023
Miscellaneous non-current liabilities [Abstract]
Schedule of continuity of loans payable [Table Text Block]
	Norway	Boden	Total
Balance - March 31, 2021	$3,172,089	$18,361,495	$21,533,584
Interest	25,133	172,804	197,937
Repayment	-	(1,259,778)	(1,259,778)
Foreign exchange movement	129,645	(1,582,182)	(1,452,537)
Sale of Norway subsidiary	(3,326,867)	-	(3,326,867)
Balance - March 31, 2022	-	15,692,339	15,692,339
Interest	-	223,119	223,119
Repayment	-	(1,271,535)	(1,271,535)
Foreign exchange movement	-	(1,565,875)	(1,565,875)
Balance - March 31, 2023	-	13,078,048	13,078,048
Less: Current portion	-	(1,224,102)	(1,224,102)
Non-current portion	$-	$11,853,946	$11,853,946